FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2019

(Unaudited)

	Shares or Principal Amount	Fair Value
COMMON STOCK — 0.0%
INDUSTRIALS — 0.0%
Boart Longyear Ltd.(a) (Cost $633,546)	262,296,050	$920,725

BONDS & DEBENTURES
COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.3%
AGENCY — 1.7%
Government National Mortgage Association 2013-55 A — 1.317% 5/16/2034	$280,636	$278,420
Government National Mortgage Association 2014-169 A — 2.60% 11/16/2042	3,806,279	3,804,970
Government National Mortgage Association 2015-21 A — 2.60% 11/16/2042	6,878,143	6,877,823
Government National Mortgage Association 2014-148 A — 2.65% 11/16/2043	11,472,611	11,510,004
Government National Mortgage Association 2015-41 AF, VRN — 3.064% 9/16/2056(b)	20,085,723	20,691,563
Government National Mortgage Association 2019 39 A — 3.10% 5/16/2059	68,498,469	69,400,190
Government National Mortgage Association 2011-9 C, VRN — 3.512% 9/16/2041(b)	4,848,703	4,894,772
Government National Mortgage Association 2010-148 AC — 7.00% 12/16/2050(b)	35,265	35,574
		$117,493,316
AGENCY STRIPPED — 3.2%
Government National Mortgage Association 2004-10 IO — 0.00% 1/16/2044(b)	$4,078,576	$4
Government National Mortgage Association 2012-45 IO — 0.003% 4/16/2053(b)	10,716,465	66,783
Government National Mortgage Association 2002-56 IO — 0.043% 6/16/2042(b)	17,076	17
Government National Mortgage Association 2009-119 IO — 0.105% 12/16/2049(b)	13,571,627	96,718
Government National Mortgage Association 2009-105 IO — 0.182% 11/16/2049(b)	4,971,326	21,554
Government National Mortgage Association 2009-86 IO — 0.248% 10/16/2049(b)	11,533,481	66,582
Government National Mortgage Association 2009-71 IO — 0.263% 7/16/2049(b)	3,181,996	25,115
Government National Mortgage Association 2008-8 IO — 0.291% 11/16/2047(b)	6,228,806	34,606
Government National Mortgage Association 2009-49 IO — 0.354% 6/16/2049(b)	7,976,646	72,339
Government National Mortgage Association 2012-125 IO — 0.386% 2/16/2053(b)	70,731,313	1,759,795
Government National Mortgage Association 2009-4 IO — 0.39% 1/16/2049(b)	2,846,700	21,249
Government National Mortgage Association 2009-60 IO — 0.509% 6/16/2049(b)	7,044,898	63,213
Government National Mortgage Association 2005-9 IO — 0.51% 1/16/2045(b)	1,083,701	7,898
Government National Mortgage Association 2010-123 IO — 0.514% 9/16/2050(b)	6,282,055	100,091
Government National Mortgage Association 2012-25 IO — 0.541% 8/16/2052(b)	74,458,864	1,195,564
Government National Mortgage Association 2007-77 IO — 0.558% 11/16/2047(b)	21,158,409	298,602
Government National Mortgage Association 2009-30 IO — 0.57% 3/16/2049(b)	5,161,180	138,646
Government National Mortgage Association 2008-24 IO — 0.598% 11/16/2047(b)	352,580	2,360
Government National Mortgage Association 2015-41 IO — 0.622% 9/16/2056(b)	33,309,307	1,460,260
Government National Mortgage Association 2013-45 IO — 0.631% 12/16/2053(b)	67,715,678	1,419,402
Government National Mortgage Association 2014-157 IO — 0.649% 5/16/2055(b)	137,285,925	5,340,491
Government National Mortgage Association 2012-79 IO — 0.672% 3/16/2053(b)	116,257,295	3,616,032
Government National Mortgage Association 2013-125 IO — 0.695% 10/16/2054(b)	19,902,187	656,155
Government National Mortgage Association 2012-150 IO — 0.70% 11/16/2052(b)	68,856,190	2,539,203
Government National Mortgage Association 2012-58 IO — 0.70% 2/16/2053(b)	215,149,544	5,878,531
Government National Mortgage Association 2014-77 IO — 0.721% 12/16/2047(b)	49,171,529	1,839,994
Government National Mortgage Association 2004-43 IO — 0.738% 6/16/2044(b)	9,680,867	122,228
Government National Mortgage Association 2014-110 IO — 0.74% 1/16/2057(b)	68,151,264	3,329,441
Government National Mortgage Association 2014-138 IO — 0.742% 4/16/2056(b)	29,088,352	1,363,534
Government National Mortgage Association 2015-86 IO — 0.762% 5/16/2052(b)	68,877,372	3,359,377
Government National Mortgage Association 2012-114 IO — 0.767% 1/16/2053(b)	45,786,392	2,055,191
Government National Mortgage Association 2015-19 IO — 0.768% 1/16/2057(b)	90,680,278	4,753,433

	Principal Amount	Fair Value
Government National Mortgage Association 2014-153 IO — 0.787% 4/16/2056(b)	$208,657,100	$10,208,361
Government National Mortgage Association 2015-7 IO — 0.788% 1/16/2057(b)	57,887,584	3,078,421
Government National Mortgage Association 2014-175 IO — 0.789% 4/16/2056(b)	204,742,913	10,256,903
Government National Mortgage Association 2014-164 IO — 0.802% 1/16/2056(b)	254,614,842	11,386,452
Government National Mortgage Association 2014-135 IO — 0.813% 1/16/2056(b)	288,742,272	14,428,249
Government National Mortgage Association 2015-101 IO — 0.824% 3/16/2052(b)	152,661,150	7,509,646
Government National Mortgage Association 2015-47 IO — 0.849% 10/16/2056(b)	159,474,309	8,206,692
Government National Mortgage Association 2008-45 IO — 0.851% 2/16/2048(b)	2,615,487	4,882
Government National Mortgage Association 2014-187 IO — 0.865% 5/16/2056(b)	173,116,405	9,051,166
Government National Mortgage Association 2006-55 IO — 0.871% 8/16/2046(b)	6,725,048	72,460
Government National Mortgage Association 2015-169 IO — 0.925% 7/16/2057(b)	222,583,686	13,636,434
Government National Mortgage Association 2012-53 IO — 0.929% 3/16/2047(b)	52,791,051	1,849,144
Government National Mortgage Association 2015-114 IO — 0.936% 3/15/2057(b)	158,527,436	9,227,945
Government National Mortgage Association 2015-128 IO — 0.937% 12/16/2056(b)	197,809,666	10,910,449
Government National Mortgage Association 2015-108 IO — 0.938% 10/16/2056(b)	33,645,601	1,889,786
Government National Mortgage Association 2015-150 IO — 0.938% 9/16/2057(b)	222,489,832	14,278,152
Government National Mortgage Association 2015-160 IO — 0.946% 1/16/2056(b)	250,148,631	15,192,527
Government National Mortgage Association 2008-48 IO — 0.968% 4/16/2048(b)	8,822,918	126,266
Government National Mortgage Association 2016-65 IO — 1.002% 1/16/2058(b)	240,501,608	18,105,875
Government National Mortgage Association 2016-106 IO — 1.031% 9/16/2058(b)	239,041,830	17,517,392
Government National Mortgage Association 2016-125 IO — 1.062% 12/16/2057(b)	136,869,408	10,721,720
Government National Mortgage Association 2008-92 IO — 1.183% 10/16/2048(b)	12,361,726	118,864
Government National Mortgage Association 2004-108 IO — 1.927% 12/16/2044(b)	394,529	3,412
Government National Mortgage Association 2006-30 IO — 2.392% 5/16/2046(b)	865,767	9,488
		$229,495,094
NON-AGENCY — 3.4%
A10 Term Asset Financing LLC 2017-1A A1FX — 2.34% 3/15/2036(c)	$2,717,736	$2,711,522
Aventura Mall Trust 2013-AVM A — 3.867% 12/5/2032(b)(c)	37,824,000	38,711,722
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041(b)	4,669,210	4,685,138
Citigroup Commercial Mortgage Trust 2017-C4 A2 — 3.19% 10/12/2050	18,524,000	19,005,969
COMM Mortgage Trust 2013-LC6 A4 — 2.941% 1/10/2046	3,497,000	3,568,353
COMM Mortgage Trust 2014-FL5 B, 1M LIBOR + 2.150% — 3.826% 10/15/2031(b)(c)	892,141	892,807
COMM Mortgage Trust 2014-FL5 C, 1M LIBOR + 2.150% — 3.826% 10/15/2031(b)(c)	8,340,000	8,306,440
DBUBS Mortgage Trust 2011-LC2A A4 — 4.537% 7/10/2044(c)	44,816,836	46,335,911
GS Mortgage Securities Corp. Trust 2012-ALOH A — 3.551% 4/10/2034(c)	10,842,000	11,179,145
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI A — 2.798% 10/5/2031(c)	7,922,000	7,995,071
J.P. Morgan Chase Commercial Mortgage Securities Trust 2010-C1 A3 — 5.058% 6/15/2043(c)	7,277,000	7,398,048
JPMBB Commercial Mortgage Securities Trust 2015-C30 ASB — 3.559% 7/15/2048	7,605,000	7,886,962
Latitude Management Real Estate Capita 2016-CRE2 A, 1M LIBOR + 1.700% — 4.181% 11/24/2031(b)(c)	9,747,523	9,759,495
OBP Depositor LLC Trust 2010-OBP A — 4.646% 7/15/2045(c)	4,000,000	4,056,699
Wells Fargo Commercial Mortgage Trust 2019-C51 A1 — 2.276% 6/15/2052(d)	11,510,000	11,509,655
Wells Fargo Commercial Mortgage Trust 2015-C26 A2 — 2.663% 2/15/2048	7,122,426	7,113,706
WFRBS Commercial Mortgage Trust 2012-C8 A3 — 3.001% 8/15/2045	21,510,000	21,933,457

	Principal Amount	Fair Value
WFRBS Commercial Mortgage Trust 2013-UBS1 A3 — 3.591% 3/15/2046	$30,588,000	$31,056,002
		$244,106,102
TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $629,066,400)		$591,094,512

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 24.4%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 3.3%
Federal Home Loan Mortgage Corp. 4170 QE — 2.00% 5/15/2032	$1,645,534	$1,634,852
Federal Home Loan Mortgage Corp. 3979 HD — 2.50% 12/15/2026	2,590,644	2,612,596
Federal Home Loan Mortgage Corp. 4304 DA — 2.50% 1/15/2027	977,460	985,476
Federal Home Loan Mortgage Corp. 4010 DE — 2.50% 2/15/2027	3,010,233	3,034,488
Federal Home Loan Mortgage Corp. 3914 MA — 3.00% 6/15/2026	2,011,314	2,053,687
Federal Home Loan Mortgage Corp. 4297 CA — 3.00% 12/15/2030	3,590,344	3,647,107
Federal Home Loan Mortgage Corp. 4664 TA — 3.00% 9/15/2037	5,858,309	5,940,054
Federal Home Loan Mortgage Corp. 4504 DN — 3.00% 10/15/2040	11,803,414	11,986,774
Federal Home Loan Mortgage Corp. 3862 MB — 3.50% 5/15/2026	16,952,001	17,512,770
Federal Home Loan Mortgage Corp. 3828 VE — 4.50% 1/15/2024	942,468	992,465
Federal Home Loan Mortgage Corp. 4395 NT — 4.50% 7/15/2026	8,127,110	8,503,692
Federal National Mortgage Association 2012-117 DA — 1.50% 12/25/2039	1,089,797	1,028,553
Federal National Mortgage Association 2014-80 GD — 2.00% 2/25/2042	17,372,139	17,190,604
Federal National Mortgage Association 2014-21 ED — 2.25% 4/25/2029	692,481	689,210
Federal National Mortgage Association 2013-135 KM — 2.50% 3/25/2028	1,530,178	1,541,413
Federal National Mortgage Association 4387 VA — 3.00% 2/15/2026	480,333	490,684
Federal National Mortgage Association 2017-30 G — 3.00% 7/25/2040	9,091,595	9,257,603
Federal National Mortgage Association 2013-93 PJ — 3.00% 7/25/2042	1,889,298	1,930,797
Federal National Mortgage Association 2017-16 JA — 3.00% 2/25/2043	22,366,696	22,541,306
Federal National Mortgage Association 2018-16 HA — 3.00% 7/25/2043	22,963,102	23,227,678
Federal National Mortgage Association 2011-98 VE — 3.50% 6/25/2026	13,677,000	13,932,790
Federal National Mortgage Association 2011-80 KB — 3.50% 8/25/2026	13,571,496	13,875,154
Federal National Mortgage Association 2012-144 PD — 3.50% 4/25/2042	4,085,197	4,201,594
Federal National Mortgage Association 2017-45 KD — 3.50% 2/25/2044	16,474,142	16,726,209
Federal National Mortgage Association 2017-52 KC — 3.50% 4/25/2044	17,347,835	17,628,082
Federal National Mortgage Association 2017-59 DC — 3.50% 5/25/2044	23,959,738	24,562,582
Federal National Mortgage Association 2009-76 MA — 4.00% 9/25/2024	359	359
Federal National Mortgage Association 2012-95 AB — 4.00% 11/25/2040	85,219	85,268
Federal National Mortgage Association 2009-70 NU — 4.25% 8/25/2019	16	16
Federal National Mortgage Association 2012-40 GC — 4.50% 12/25/2040	1,066,145	1,077,469
Federal National Mortgage Association 2012-67 PB — 4.50% 12/25/2040	729,209	733,005
Federal National Mortgage Association 2004-60 LB — 5.00% 4/25/2034	1,355,219	1,392,491
Federal National Mortgage Association 2010 43 MK — 5.50% 5/25/2040	1,781,067	1,925,266
		$232,942,094
AGENCY POOL ADJUSTABLE RATE — 0.0%
Federal National Mortgage Association 865963, 12M USD LIBOR + 1.705% — 4.78% 3/1/2036(b)	$715,323	$747,326
AGENCY POOL FIXED RATE — 13.9%
Federal Home Loan Mortgage Corp. J24941 — 2.00% 8/1/2023	$1,912,253	$1,910,874
Federal Home Loan Mortgage Corp. J20834 — 2.50% 10/1/2027	1,173,299	1,184,307
Federal Home Loan Mortgage Corp. J21434 — 2.50% 12/1/2027	18,885,487	19,062,676

	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. E04232 — 2.50% 2/1/2028	$3,256,476	$3,287,029
Federal Home Loan Mortgage Corp. E04360 — 2.50% 4/1/2028	2,387,275	2,409,673
Federal Home Loan Mortgage Corp. G16178 — 2.50% 11/1/2028	21,571,753	21,774,146
Federal Home Loan Mortgage Corp. G16618 — 2.50% 1/1/2030	35,748,202	36,083,603
Federal Home Loan Mortgage Corp. J16678 — 3.00% 9/1/2026	4,498,827	4,600,576
Federal Home Loan Mortgage Corp. J17544 — 3.00% 12/1/2026	6,520,476	6,674,061
Federal Home Loan Mortgage Corp. J17774 — 3.00% 1/1/2027	1,300,178	1,329,178
Federal Home Loan Mortgage Corp. G16406 — 3.00% 1/1/2028	20,346,539	20,813,069
Federal Home Loan Mortgage Corp. G16476 — 3.00% 4/1/2028	29,038,276	29,713,175
Federal Home Loan Mortgage Corp. G16620 — 3.00% 8/1/2028	9,111,975	9,323,753
Federal Home Loan Mortgage Corp. G16478 — 3.00% 5/1/2030	28,243,195	28,873,137
Federal Home Loan Mortgage Corp. G16592 — 3.00% 2/1/2032	16,519,233	16,887,682
Federal Home Loan Mortgage Corp. G16473 — 3.50% 1/1/2028	32,589,834	33,740,311
Federal Home Loan Mortgage Corp. G16613 — 3.50% 8/1/2028	8,451,989	8,750,358
Federal Home Loan Mortgage Corp. V62149 — 3.50% 9/1/2028	6,012,108	6,226,224
Federal Home Loan Mortgage Corp. J26472 — 3.50% 11/1/2028	6,996,130	7,262,508
Federal Home Loan Mortgage Corp. G15169 — 4.50% 9/1/2026	1,510,906	1,579,825
Federal Home Loan Mortgage Corp. G15272 — 4.50% 9/1/2026	825,759	842,742
Federal Home Loan Mortgage Corp. G15875 — 4.50% 9/1/2026	2,274,933	2,362,517
Federal Home Loan Mortgage Corp. G15036 — 5.00% 6/1/2024	787,787	800,768
Federal Home Loan Mortgage Corp. G13667 — 5.00% 8/1/2024	72,903	74,707
Federal Home Loan Mortgage Corp. G15173 — 5.00% 6/1/2026	615,922	629,056
Federal Home Loan Mortgage Corp. G15407 — 5.00% 6/1/2026	2,044,263	2,121,567
Federal Home Loan Mortgage Corp. J01270 — 5.50% 2/1/2021	19,898	20,246
Federal Home Loan Mortgage Corp. G15230 — 5.50% 12/1/2024	1,494,802	1,536,917
Federal Home Loan Mortgage Corp. G15458 — 5.50% 12/1/2024	361,879	375,261
Federal Home Loan Mortgage Corp. G14460 — 6.00% 1/1/2024	136,124	140,947
Federal National Mortgage Association AB6251 — 2.00% 9/1/2022	339,549	338,845
Federal National Mortgage Association AB7515 — 2.00% 1/1/2023	208,661	208,310
Federal National Mortgage Association AQ7281 — 2.00% 12/1/2027	1,081,396	1,073,165
Federal National Mortgage Association BM4743 — 2.00% 8/1/2030	40,934,312	40,622,757
Federal National Mortgage Association MA1502 — 2.50% 7/1/2023	17,997,906	18,122,927
Federal National Mortgage Association MA2449 — 2.50% 11/1/2025	11,238,301	11,337,439
Federal National Mortgage Association AL1366 — 2.50% 2/1/2027	4,701,768	4,743,244
Federal National Mortgage Association AB4720 — 2.50% 3/1/2027	4,413,886	4,452,823
Federal National Mortgage Association AK7393 — 2.50% 3/1/2027	1,954,543	1,971,785
Federal National Mortgage Association AK7766 — 2.50% 3/1/2027	7,193,854	7,257,313
Federal National Mortgage Association AB6192 — 2.50% 9/1/2027	1,875,225	1,891,767
Federal National Mortgage Association AR6882 — 2.50% 2/1/2028	3,429,150	3,459,400
Federal National Mortgage Association BM4406 — 2.50% 9/1/2028	14,621,539	14,750,522
Federal National Mortgage Association BM5514 — 2.50% 2/1/2029	41,355,516	41,720,329
Federal National Mortgage Association BM4386 — 2.50% 8/1/2030	13,827,834	13,949,815
Federal National Mortgage Association BM1595 — 2.50% 3/1/2031	2,252,523	2,272,394
Federal National Mortgage Association MA2726 — 3.00% 8/1/2026	3,200,607	3,272,124
Federal National Mortgage Association AJ6973 — 3.00% 11/1/2026	1,589,305	1,623,825
Federal National Mortgage Association AJ9387 — 3.00% 12/1/2026	821,375	839,216
Federal National Mortgage Association AU3826 — 3.00% 12/1/2026	23,085,054	23,557,600
Federal National Mortgage Association AL1345 — 3.00% 2/1/2027	1,505,218	1,537,911
Federal National Mortgage Association AB4673 — 3.00% 3/1/2027	1,624,939	1,660,233
Federal National Mortgage Association AK9467 — 3.00% 3/1/2027	1,722,779	1,760,198

	Principal Amount	Fair Value
Federal National Mortgage Association AL5254 — 3.00% 11/1/2027	$2,185,941	$2,233,419
Federal National Mortgage Association AL3458 — 3.00% 5/1/2028	34,051,680	34,791,276
Federal National Mortgage Association AL3773 — 3.00% 6/1/2028	2,647,720	2,705,228
Federal National Mortgage Association AL5638 — 3.00% 6/1/2028	1,248,637	1,275,757
Federal National Mortgage Association AL4693 — 3.00% 8/1/2028	1,438,093	1,469,328
Federal National Mortgage Association MA3480 — 3.00% 8/1/2028	6,105,856	6,244,198
Federal National Mortgage Association AU6681 — 3.00% 9/1/2028	14,266,197	14,576,056
Federal National Mortgage Association AU6682 — 3.00% 9/1/2028	71,998,688	73,562,485
Federal National Mortgage Association MA3485 — 3.00% 9/1/2028	3,120,474	3,191,175
Federal National Mortgage Association 890837 — 3.00% 10/1/2028	17,008,437	17,377,857
Federal National Mortgage Association BM4485 — 3.00% 9/1/2030	47,647,783	48,682,684
Federal National Mortgage Association BM3539 — 3.00% 10/1/2030	34,302,971	35,058,745
Federal National Mortgage Association BM4536 — 3.00% 8/1/2031	50,875,385	51,980,388
Federal National Mortgage Association BM3973 — 3.00% 4/1/2032	52,827,082	54,007,493
Federal National Mortgage Association AB1940 — 3.50% 12/1/2025	1,757,678	1,814,766
Federal National Mortgage Association MA3075 — 3.50% 7/1/2027	28,250,827	29,230,182
Federal National Mortgage Association MA3132 — 3.50% 9/1/2027	6,245,349	6,461,853
Federal National Mortgage Association AL4237 — 3.50% 10/1/2027	18,980,801	19,621,003
Federal National Mortgage Association MA3251 — 3.50% 1/1/2028	7,732,719	8,000,785
Federal National Mortgage Association MA3321 — 3.50% 3/1/2028	4,623,407	4,783,684
Federal National Mortgage Association CA1631 — 3.50% 10/1/2028	7,702,918	7,953,100
Federal National Mortgage Association MA3514 — 3.50% 11/1/2028	20,249,802	20,958,118
Federal National Mortgage Association MA3542 — 3.50% 12/1/2028	18,660,518	19,313,242
Federal National Mortgage Association AL9783 — 3.50% 2/1/2029	20,226,976	20,883,926
Federal National Mortgage Association BM1231 — 3.50% 11/1/2031	15,377,925	15,915,828
Federal National Mortgage Association AA4546 — 4.00% 5/1/2024	636,956	663,580
Federal National Mortgage Association AL5956 — 4.00% 5/1/2027	716,111	744,589
Federal National Mortgage Association AL4056 — 5.00% 6/1/2026	1,628,959	1,675,298
Federal National Mortgage Association AL5867 — 5.50% 8/1/2023	101,527	103,762
Federal National Mortgage Association AL0471 — 5.50% 7/1/2025	79,893	83,505
Federal National Mortgage Association AL4433 — 5.50% 9/1/2025	538,173	554,967
Federal National Mortgage Association AL4901 — 5.50% 9/1/2025	538,337	553,426
Federal National Mortgage Association AD0951 — 6.00% 12/1/2021	232,609	235,754
Federal National Mortgage Association AL0294 — 6.00% 10/1/2022	35,435	36,668
Federal National Mortgage Association 890225 — 6.00% 5/1/2023	336,650	345,866
Government National Mortgage Association 782281 — 6.00% 3/15/2023	633,648	660,050
		$980,564,876
AGENCY STRIPPED — 0.0%
Federal Home Loan Mortgage Corp. 217 PO — 0.00% 1/1/2032(e)	$165,497	$151,671
Federal Home Loan Mortgage Corp. 3763 NI — 3.50% 5/15/2025	1,024,548	46,299
Federal Home Loan Mortgage Corp. 3917 AI — 4.50% 7/15/2026	8,128,281	558,941
Federal Home Loan Mortgage Corp. 217 IO — 6.50% 1/1/2032	159,356	36,824
Federal National Mortgage Association 2010-25 NI — 5.00% 3/25/2025	34,661	598
Federal National Mortgage Association 2003-64 XI — 5.00% 7/25/2033	441,586	80,852
		$875,185
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 7.2%
BRAVO Residential Funding Trust 2019-1 A1C — 3.50% 3/25/2058(c)	$36,955,455	$37,254,654
CIM Trust 2017-7 A, VRN — 3.00% 4/25/2057(b)(c)	24,830,229	25,029,072
CIM Trust 2018-R3 A1, VRN — 5.00% 12/25/2057(b)(c)	58,648,430	61,500,855

	Principal Amount	Fair Value
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-5 2A3 — 5.00% 8/25/2020	$11,658	$11,715
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.00% 1/25/2035(b)(c)	7,781,838	8,010,512
Finance of America Structured Securities Trust 2018-HB1 M1, VRN — 3.774% 9/25/2028(b)(c)	15,845,000	16,081,930
Mill City Mortgage Loan Trust 2018-2 A1, VRN — 3.50% 5/25/2058(b)(c)	41,569,020	42,359,184
Mill City Mortgage Loan Trust 2018-3 A1, VRN — 3.50% 8/25/2058(b)(c)	23,472,797	24,027,157
Nationstar HECM Loan Trust 2018-2A M1, VRN — 3.552% 7/25/2028(c)	8,381,000	8,467,889
Nationstar HECM Loan Trust 2019-1A M1, VRN — 2.664% 6/25/2029(b)(c)(d)	10,270,000	10,270,000
Nomura Resecuritization Trust 2016-1R 3A1 — 5.00% 9/28/2036(b)(c)	3,798,696	3,891,092
Stanwich Mortgage Loan Trust Series 2010-2 A — 0.00% 2/28/2057(b)(c)(d)(g)	116,202	58,589
Towd Point Mortgage Trust 2016-3 A1 — 2.25% 4/25/2056(b)(c)	14,014,120	13,910,021
Towd Point Mortgage Trust 2015-1 AES — 3.00% 10/25/2053(b)(c)	9,674,608	9,667,929
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.00% 1/25/2058(b)(c)	30,344,912	30,660,211
Towd Point Mortgage Trust 2018-2 A1, VRN — 3.25% 3/25/2058(b)(c)	62,056,380	62,971,619
Towd Point Mortgage Trust 2018-5 A1A, VRN — 3.25% 7/25/2058(b)(c)	50,738,308	51,462,658
Towd Point Mortgage Trust 2015-2 1A1 — 3.25% 11/25/2060(b)(c)	19,872,278	20,041,260
Towd Point Mortgage Trust 2015-4 A1 — 3.50% 4/25/2055(b)(c)	19,801,488	19,944,463
Towd Point Mortgage Trust 2015-2 2A1 — 3.75% 11/25/2057(b)(c)	12,814,177	12,923,968
Towd Point Mortgage Trust 2018-6 A1A, VRN — 3.75% 3/25/2058(b)(c)	51,531,717	52,959,187
		$511,503,965
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,695,524,940)		$1,726,633,446

ASSET-BACKED SECURITIES — 47.9%
AUTO — 13.9%
Ally Auto Receivables Trust 2017-1 B — 2.35% 3/15/2022	$3,758,000	$3,748,521
Ally Auto Receivables Trust 2017-1 C — 2.48% 5/16/2022	7,059,000	7,049,160
AmeriCredit Automobile Receivables Trust 2017-4 A3 — 2.04% 7/18/2022	15,679,000	15,645,604
AmeriCredit Automobile Receivables Trust 2017-1 C — 2.71% 8/18/2022	7,547,000	7,574,958
BMW Vehicle Lease Trust 2017-1 A4 — 2.18% 6/22/2020	18,527,000	18,513,783
BMW Vehicle Lease Trust 2017-2 A4 — 2.19% 3/22/2021	9,585,000	9,578,264
Capital Auto Receivables Asset Trust 2016-1 B — 2.67% 12/21/2020	4,211,000	4,211,544
CarMax Auto Owner Trust 2017-4 A3 — 2.11% 10/17/2022	8,714,000	8,702,869
CarMax Auto Owner Trust 2018-1 A3 — 2.48% 11/15/2022	18,953,000	18,990,017
CarMax Auto Owner Trust 2018-2 A3 — 2.98% 1/17/2023	22,270,000	22,517,168
CarMax Auto Owner Trust 2019-1 A4 — 3.26% 8/15/2024	24,353,000	25,050,940
CarMax Auto Owner Trust 2019-1 B — 3.45% 11/15/2024	13,090,000	13,490,699
CarMax Auto Owner Trust 2018-4 A4 — 3.48% 2/15/2024	22,031,000	22,937,153
Credit Acceptance Auto Loan Trust 2017-2A A — 2.55% 2/17/2026(c)	50,778,000	50,777,208
Credit Acceptance Auto Loan Trust 2017-3A A — 2.65% 6/15/2026(c)	17,185,000	17,214,563
Credit Acceptance Auto Loan Trust 2016-3A B — 2.94% 10/15/2024(c)	20,876,000	20,887,373
Credit Acceptance Auto Loan Trust 2016-2A B — 3.18% 5/15/2024(c)	4,298,465	4,298,834
Credit Acceptance Auto Loan Trust 2017-3A B — 3.21% 8/17/2026(c)	36,562,000	36,870,967
DT Auto Owner Trust 2017-4A C — 2.86% 7/17/2023(c)	6,678,872	6,683,344
Exeter Automobile Receivables Trust 2018-1A B — 2.75% 4/15/2022(c)	10,639,995	10,645,760
Exeter Automobile Receivables Trust 2017-1A B — 3.00% 12/15/2021(c)	5,082,404	5,087,607
First Investors Auto Owner Trust 2017-1A B — 2.67% 4/17/2023(c)	4,174,000	4,177,477
First Investors Auto Owner Trust 2017-1A C — 2.95% 4/17/2023(c)	8,149,000	8,161,179

	Principal Amount	Fair Value
GM Financial Automobile Leasing Trust 2017-2 B — 2.43% 6/21/2021	$22,329,000	$22,331,186
GM Financial Automobile Leasing Trust 2017-1 B — 2.48% 8/20/2020	6,143,000	6,139,433
GM Financial Automobile Leasing Trust 2018-1 A4 — 2.68% 12/20/2021	15,743,000	15,794,994
GM Financial Automobile Leasing Trust 2017-1 C — 2.74% 8/20/2020	21,903,000	21,909,266
GM Financial Automobile Leasing Trust 2017-2 C — 2.84% 6/21/2021	3,750,000	3,758,267
GM Financial Automobile Leasing Trust 2019-2 B — 2.89% 3/20/2023	12,206,000	12,347,695
GM Financial Automobile Leasing Trust 2019-1 B — 3.37% 12/20/2022	43,632,000	44,297,903
Honda Auto Receivables Owner Trust 2019-2 A4 — 2.54% 3/21/2025	21,573,000	21,884,186
Honda Auto Receivables Owner Trust 2018-1I A4 — 2.83% 5/15/2024	37,617,000	38,175,831
Honda Auto Receivables Owner Trust 2019-1 A4 — 2.90% 6/18/2024	14,962,000	15,284,898
Hyundai Auto Lease Securitization Trust 2017-C A4 — 2.21% 9/15/2021(c)	10,394,000	10,381,631
Hyundai Auto Lease Securitization Trust 2018-A A4 — 2.89% 3/15/2022(c)	23,622,000	23,799,356
Hyundai Auto Lease Securitization Trust 2019-A B — 3.25% 10/16/2023(c)	12,636,000	12,844,230
Hyundai Auto Receivables Trust 2019-A A4 — 2.71% 5/15/2025	22,000,000	22,398,424
Hyundai Auto Receivables Trust 2018-A A4 — 2.94% 6/17/2024	27,125,000	27,687,212
Mercedes-Benz Auto Lease Trust 2018-A A4 — 2.51% 10/16/2023	6,318,000	6,334,299
Mercedes-Benz Auto Receivables Trust 2018-1 A4 — 3.15% 10/15/2024	24,004,000	24,748,674
Nissan Auto Lease Trust 2017-A A3 — 1.91% 4/15/2020	7,674,871	7,670,974
Nissan Auto Lease Trust 2017-B A4 — 2.17% 12/15/2021	11,332,000	11,313,381
Nissan Auto Receivables Owner Trust 2018-A A3 — 2.65% 5/16/2022	27,120,000	27,266,817
Nissan Auto Receivables Owner Trust 2018-B A4 — 3.16% 12/16/2024	26,643,000	27,413,390
Prestige Auto Receivables Trust 2016-2A B — 2.19% 11/15/2022(c)	18,179,988	18,168,164
Prestige Auto Receivables Trust 2017-1A B — 2.39% 5/16/2022(c)	12,205,000	12,191,721
Prestige Auto Receivables Trust 2017-1A C — 2.81% 1/17/2023(c)	30,628,000	30,638,772
Prestige Auto Receivables Trust 2016-2A C — 2.88% 11/15/2022(c)	12,327,000	12,342,068
Santander Drive Auto Receivables Trust 2017-3 B — 2.19% 3/15/2022	27,536,575	27,518,519
Santander Drive Auto Receivables Trust 2017-1 C — 2.58% 5/16/2022	7,621,000	7,620,621
Santander Drive Auto Receivables Trust 2018-1 B — 2.63% 7/15/2022	18,533,000	18,562,156
Santander Drive Auto Receivables Trust 2016-2 C — 2.66% 11/15/2021	2,967,061	2,969,321
Santander Drive Auto Receivables Trust 2017-2 C — 2.79% 8/15/2022	12,325,000	12,343,831
Westlake Automobile Receivables Trust 2017-1A C — 2.70% 10/17/2022(c)	9,096,885	9,092,200
Westlake Automobile Receivables Trust 2018-1A C — 2.92% 5/15/2023(c)	12,425,000	12,468,085
World Omni Auto Receivables Trust 2019-A B — 3.34% 6/16/2025	10,560,000	10,886,353
World Omni Auto Receivables Trust 2018-A A3 — 2.50% 4/17/2023	31,463,000	31,602,680
World Omni Auto Receivables Trust 2018-A B — 2.89% 4/15/2025	4,729,000	4,795,720
World Omni Automobile Lease Securitization Trust 2017-A A4 — 2.32% 8/15/2022	5,495,000	5,491,888
World Omni Automobile Lease Securitization Trust 2017-A B — 2.48% 8/15/2022	10,143,000	10,123,249
World Omni Automobile Lease Securitization Trust 2018-B B — 3.43% 3/15/2024	11,060,000	11,230,784
		$984,643,171
COLLATERALIZED LOAN OBLIGATION — 9.7%
Adams Mill CLO Ltd. 2014-1A B2R — 3.35% 7/15/2026(c)	$8,136,000	$8,174,182
B&M CLO Ltd. 2014-1A A2R, FRN — 4.201% 4/16/2026(b)(c)	12,409,000	12,411,941
Black Diamond CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.150% — 3.738% 10/17/2026(b)(c)	30,640,103	30,643,565
Cerberus Loan Funding XVIII LP 2017-1A A, 3M USD LIBOR + 1.750% — 4.537% 4/15/2027(b)(c)	43,577,000	43,595,215
Cerberus Loan Funding XXI LP 2017-4A A, FRN — 4.047% 10/15/2027(b)(c)	34,803,000	34,802,756
Elm Trust 2016-1A A2 — 4.163% 6/20/2025(c)	3,831,117	3,846,533
Elm Trust 2018-2A A2 — 4.605% 10/20/2027(c)	22,693,000	22,900,232
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, FRN — 4.068% 11/15/2029(b)(c)	36,720,000	36,510,402
Fortress Credit Opportunities IX CLO Ltd. 2017-9A E, FRN — 9.768% 11/15/2029(b)(c)	12,772,000	12,385,634

	Principal Amount	Fair Value
Fortress Credit Opportunities VII CLO, Ltd. 2016-7I E, 3M USD LIBOR + 7.490% — 9.90% 12/15/2028(b)	$20,977,000	$19,036,019
Halcyon Loan Advisors Funding Ltd. 2015-3A A1R, 3M USD LIBOR + 0.90% — 3.501% 10/18/2027(b)(c)	43,913,000	43,762,203
Halcyon Loan Advisors Funding Ltd. 2015-1A AR, FRN — 3.512% 4/20/2027(b)(c)	50,433,664	50,306,168
Halcyon Loan Advisors Funding Ltd. 2014-3A AR, 3M USD LIBOR + 1.100% — 3.692% 10/22/2025(b)(c)	13,428,512	13,428,633
Hercules Capital Funding Trust 2018-1A A — 4.605% 11/22/2027(c)	21,762,000	22,521,172
Hercules Capital Funding Trust 2019-1A A — 4.703% 2/20/2028(c)	47,606,000	48,133,137
Ivy Hill Middle Market Credit Fund VII Ltd. — 3.851% 7/18/2030(b)(c)	26,085,000	25,654,337
Ivy Hill Middle Market Credit Fund VII Ltd. 7A AR, FRN — 4.122% 10/20/2029(b)(c)	7,430,000	7,424,249
Oaktree CLO Ltd. 2014-2A A1BR — 2.953% 10/20/2026(c)	8,866,834	8,854,935
Saranac CLO III Ltd. 2014-3A ALR, FRN — 3.443% 6/22/2030(b)(c)	26,217,000	26,157,854
Silvermore CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.170% — 3.688% 5/15/2026(b)(c)	17,107,558	17,118,576
Symphony CLO XII Ltd. 2013-12A B2R — 3.389% 10/15/2025(c)	15,800,000	15,837,809
Telos CLO Ltd. 2013-3A AR, 3M USD LIBOR + 1.300% — 3.888% 7/17/2026(b)(c)	23,124,000	23,134,938
Telos CLO Ltd. 2013-3A BR, 3M USD LIBOR + 2.000% — 4.588% 7/17/2026(b)(c)	20,894,000	20,856,516
Telos CLO Ltd. 2014-5A A1R, FRN — 3.538% 4/17/2028(b)(c)	32,022,000	31,910,948
THL Credit Wind River CLO Ltd. 2016-1A AR, FRN — 3.647% 7/15/2028(b)(c)	27,873,000	27,784,225
VCO CLO LLC 2018-1A A, FRN — 4.092% 7/20/2030(b)(c)	26,276,000	26,300,437
Wellfleet CLO Ltd. 2016-1A AR, FRN — 3.502% 4/20/2028(b)(c)	26,029,000	25,932,302
West CLO Ltd. 2014-2A A1BR — 2.724% 1/16/2027(c)	8,271,298	8,248,808
West CLO Ltd. 2013-1A A2BR — 3.393% 11/7/2025(c)	12,780,000	12,822,072
Zais CLO 2 Ltd. 2014-2A A1BR — 2.92% 7/25/2026(c)	4,998,146	4,995,672
		$685,491,470
CREDIT CARD — 4.0%
American Express Credit Account Master Trust 2017-6 B — 2.20% 5/15/2023	$39,998,000	$40,004,536
Capital One Multi-Asset Execution Trust 2016-A6 A6 — 1.82% 9/15/2022	38,371,000	38,310,596
Capital One Multi-Asset Execution Trust 2017-A1 A1 — 2.00% 1/17/2023	49,036,000	48,952,629
Golden Credit Card Trust 2018-1A A — 2.62% 1/15/2023(c)	32,022,000	32,207,759
Synchrony Card Funding LLC 2019-A2 A — 2.34% 6/16/2025	63,891,000	63,886,368
Synchrony Card Issuance Trust 2018-A1 A1 — 3.38% 9/15/2024	56,311,000	57,658,697
Synchrony Credit Card Master Note Trust 2016-3 B — 1.91% 9/15/2022	3,847,000	3,841,108
		$284,861,693
EQUIPMENT — 14.7%
ARI Fleet Lease Trust 2019-A A2A — 2.41% 11/15/2027(c)	$23,167,000	$23,206,965
ARI Fleet Lease Trust 2018-A A3 — 2.84% 10/15/2026(c)	13,974,000	14,089,945
Ascentium Equipment Receivables Trust 2017-2A A3 — 2.31% 12/10/2021(c)	11,172,000	11,181,906
Ascentium Equipment Receivables Trust 2019-1A A3 — 2.83% 5/12/2025(c)	58,897,000	59,905,699
Avis Budget Rental Car Funding AESOP LLC 2014-2A A — 2.50% 2/20/2021(c)	6,184,000	6,182,028
Avis Budget Rental Car Funding AESOP LLC 2015-1A A — 2.50% 7/20/2021(c)	48,657,000	48,705,983
Avis Budget Rental Car Funding AESOP LLC 2015-2A A — 2.63% 12/20/2021(c)	22,666,000	22,725,362
Avis Budget Rental Car Funding AESOP LLC 2017-2A A — 2.97% 3/20/2024(c)	8,580,000	8,730,134
Avis Budget Rental Car Funding AESOP LLC 2019-1A A — 3.45% 3/20/2023(c)	13,010,000	13,320,465
CCG Receivables Trust 2018-1 A2 — 2.50% 6/16/2025(c)	9,413,969	9,433,070
Chesapeake Funding II LLC 2017-4A A1 — 2.12% 11/15/2029(c)	18,124,960	18,078,721
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(c)	8,289,820	8,577,343
Daimler Trucks Retail Trust 2019-1 A4 — 2.79% 5/15/2025(c)	23,397,000	23,652,512
Dell Equipment Finance Trust 2017-2 A3 — 2.19% 10/24/2022(c)	6,988,000	6,980,662
Dell Equipment Finance Trust 2019-1 B — 2.94% 3/22/2024(c)	27,810,000	28,226,107

	Principal Amount	Fair Value
Enterprise Fleet Financing LLC 2017-2 A2 — 1.97% 1/20/2023(c)	$6,528,708	$6,514,483
Enterprise Fleet Financing LLC 2017-3 A2 — 2.13% 5/22/2023(c)	10,582,025	10,561,842
Enterprise Fleet Financing LLC 2017-2 A3 — 2.22% 1/20/2023(c)	23,511,000	23,470,133
Enterprise Fleet Financing LLC 2017-1 A3 — 2.60% 7/20/2022(c)	9,653,000	9,670,307
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 A4 — 2.36% 1/20/2023(c)	6,662,000	6,656,393
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A4 — 2.83% 6/17/2024(c)	8,631,000	8,720,800
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 C — 2.89% 1/22/2024(c)	2,609,000	2,619,208
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 B — 2.99% 6/17/2024(c)	920,000	932,346
GreatAmerica Leasing Receivables Funding LLC Series 2019-1 A4 — 3.21% 2/18/2025(c)	10,720,000	10,995,931
Hertz Fleet Lease Funding LP 2017-1 A2 — 2.13% 4/10/2031(c)	11,502,371	11,485,840
Hertz Fleet Lease Funding LP 2018-1 A2 — 3.23% 5/10/2032(c)	16,932,000	17,018,062
John Deere Owner Trust 2018-A A4 — 2.91% 1/15/2025	24,496,000	24,750,075
John Deere Owner Trust 2019 A A4 — 3.00% 1/15/2026	13,310,000	13,650,643
John Deere Owner Trust 2018-B A4 — 3.23% 6/16/2025	26,991,000	27,701,646
Kubota Credit Owner Trust 2018-1A A3 — 3.10% 8/15/2022(c)	41,762,000	42,348,217
MMAF Equipment Finance LLC 2017-B A3 — 2.21% 10/17/2022(c)	19,510,000	19,487,503
MMAF Equipment Finance LLC 2017-B A4 — 2.41% 11/15/2024(c)	16,545,000	16,658,384
MMAF Equipment Finance LLC 2019 A A3 — 2.84% 11/13/2023(c)	23,174,000	23,402,540
NextGear Floorplan Master Owner Trust 2017-1A A2 — 2.54% 4/18/2022(c)	22,933,000	22,940,772
NextGear Floorplan Master Owner Trust 2017-2A B — 3.02% 10/17/2022(c)	20,252,000	20,349,558
NextGear Floorplan Master Owner Trust 2018-1A A2 — 3.22% 2/15/2023(c)	12,191,000	12,316,041
Prop Series 2017-1A — 5.30% 3/15/2042(d)	24,212,106	23,818,983
Verizon Owner Trust 2017-2A A — 1.92% 12/20/2021(c)	26,475,000	26,422,344
Verizon Owner Trust 2017-3A A1A — 2.06% 4/20/2022(c)	20,678,000	20,654,770
Verizon Owner Trust 2017-2A B — 2.22% 12/20/2021(c)	24,147,000	24,125,524
Verizon Owner Trust 2017-3A B — 2.38% 4/20/2022(c)	19,491,000	19,515,557
Verizon Owner Trust 2019-B B — 2.40% 12/20/2023	42,076,000	42,228,627
Verizon Owner Trust 2017-1A B — 2.45% 9/20/2021(c)	33,818,000	33,836,955
Verizon Owner Trust 2019 A A1A — 2.93% 9/20/2023	36,729,000	37,375,302
Verizon Owner Trust 2019 A B — 3.02% 9/20/2023	18,870,000	19,320,887
Verizon Owner Trust 2018-1A B — 3.05% 9/20/2022(c)	24,278,000	24,577,751
Verizon Owner Trust 2018-A B — 3.38% 4/20/2023	26,414,000	27,199,935
Volvo Financial Equipment LLC Series 2017-1A A4 — 2.21% 11/15/2021(c)	5,966,000	5,960,455
Volvo Financial Equipment LLC Series 2018-1A A3 — 2.54% 2/15/2022(c)	40,208,000	40,279,096
Volvo Financial Equipment LLC Series 2019-1A A4 — 3.13% 11/15/2023(c)	17,060,000	17,479,285
Wheels SPV 2 LLC 2018-1A A3 — 3.24% 4/20/2027(c)	12,759,000	13,005,921
Wheels SPV 2 LLC 2019-1A A3 — 2.35% 5/22/2028(c)	27,889,000	27,919,190
		$1,038,968,208
OTHER — 5.6%
Conn Funding II LP 2017-B B — 4.52% 4/15/2021(c)	$2,286,363	$2,289,957
New Residential Advance Receivables Trust 2016-T4 AT4 — 3.107% 12/15/2050(c)	50,491,000	50,493,373
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2017-T1 AT1 — 3.214% 2/15/2051(c)	46,976,000	47,489,847
New Residential Mortgage LLC 2018-FNT1 A — 3.61% 5/25/2023(c)	25,697,632	25,681,571
New Residential Mortgage LLC 2018-FNT2 A — 3.79% 7/25/2054(c)	31,684,192	31,670,694
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1 A — 3.193% 1/25/2023(c)	12,623,179	12,615,290
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2 A — 3.265% 2/25/2023(c)	14,257,416	14,248,505
Panhandle-Plains Student Finance Corp. 2001-1 A2 — 2.29% 12/1/2031(b)	2,600,000	2,582,190
PFS Financing Corp. 2016-BA A — 1.87% 10/15/2021(c)	3,481,000	3,473,922

	Principal Amount	Fair Value
PFS Financing Corp. 2017-BA A2 — 2.22% 7/15/2022(c)	$22,138,000	$22,028,189
PFS Financing Corp. 2017-D A — 2.40% 10/17/2022(c)	16,852,000	16,867,340
PFS Financing Corp. 2017-BA B — 2.57% 7/15/2022(c)	7,305,000	7,274,425
PFS Financing Corp. 2017-D B — 2.74% 10/17/2022(c)	7,798,000	7,783,515
PFS Financing Corp. 2019-A A2 — 2.86% 4/15/2024(c)	20,397,000	20,756,550
PFS Financing Corp. 2018-B A — 2.89% 2/15/2023(c)	28,344,000	28,563,743
PFS Financing Corp. 2018-B B — 3.08% 2/15/2023(c)	7,809,000	7,873,941
PFS Financing Corp. 2019-A B — 3.13% 4/15/2024(c)	4,897,000	4,980,938
PFS Financing Corp. 2018-D A — 3.19% 4/17/2023(c)	35,001,000	35,483,660
PFS Financing Corp. 2018-D B — 3.45% 4/17/2023(c)	17,375,000	17,612,716
PFS Financing Corp. 2018-F A — 3.52% 10/15/2023(c)	31,951,000	32,401,401
PFS Financing Corp. 2018-F B — 3.77% 10/15/2023(c)	5,641,000	5,737,667
		$397,909,434
TOTAL ASSET-BACKED SECURITIES (Cost $3,371,665,365)		$3,391,873,976

CORPORATE BONDS & NOTES — 2.2%
BASIC MATERIALS — 0.8%
PT Boart Longyear Management Pty Ltd. PIK, 10.00% Cash or 12.00% PIK — 10.00% 12/31/2022	$67,602,030	$59,320,781

COMMUNICATIONS — 0.3%
Cisco Systems, Inc. — 2.45% 6/15/2020	$19,864,000	$19,911,322

CONSUMER, CYCLICAL — 0.0%
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	$2,523	$2,763
Northwest Airlines 2000-1 Class G Pass Through Trust — 7.15% 4/1/2021	1,619,652	1,617,547
US Airways 1999-1C Pass Through Trust — 7.96% 7/20/2019(d)	3,802,540	—
		$1,620,310
CONSUMER, NON-CYCLICAL — 0.6%
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary — 9.875% 6/30/2024(c)(d)(g)	$43,589,000	$42,063,385

ENERGY — 0.5%
PHI, Inc. — 5.25% 3/15/2019	$58,999,000	$27,729,530
Bristow Group, Inc. — 8.75% 3/1/2023(c)	5,175,000	4,942,125
		$32,671,655
INDUSTRIAL — 0.0%
Air 2 US — 8.027% 10/1/2020(c)	$133,950	$134,034

TECHNOLOGY — 0.0%
Oracle Corp. — 3.875% 7/15/2020	$842,000	$856,004
TOTAL CORPORATE BONDS & NOTES (Cost $199,101,527)		$156,577,491

CORPORATE BANK DEBT — 2.6%
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 7.750 — 10.152% 9/29/2025(b)(f)	$23,450,697	$23,079,472
Boart Longyear Management Pty Ltd TL, 10.00% Cash or 11.00% PIK — 11.00% 10/23/2020(f)	4,890,062	4,858,961
General Nutrition Centers, Inc., 1M LIBOR + 7.000% — 9.41% 12/31/2022(b)(f)	19,406,000	19,583,953
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 6.771% 6/23/2023(b)(f)	33,277,191	28,784,770
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 8.152% 12/22/2024(b)(f)	14,141,530	14,112,964

	Principal Amount	Fair Value
MB2LTL, 11/30/2023(b)(d)(f)
1M USD LIBOR + 9.250 — 11.580%	$1,472,000	$1,476,063
3M USD LIBOR + 9.250 — 11.580%	5,344,000	5,358,749
OTGTL, 3M USD LIBOR + 7.000% — 9.568% 8/23/2021(b)(d)(f)	25,573,000	25,494,747
SDTL, 11/22/2021(b)(d)(f)
1M USD LIBOR + 4.500 — 6.902%	5,213,411	5,201,264
3M USD LIBOR + 4.500 — 6.830%	6,001,000	5,987,018
Transform SR Holdings LLC Term Loan B, 1M USD LIBOR + 7.250% — 9.654% 2/12/2024(b)(f)	8,797,000	8,761,196
Xplornet Communication, Inc., 3M USD LIBOR + 4.000% — 6.33% 9/9/2021(b)(f)	25,064,270	25,169,039
ZW1L, 3M USD LIBOR + 5.00% — 7.58% 11/16/2022(b)(d)(f)	13,289,250	13,348,520
ZW2L, 3M USD LIBOR + 9.00% — 11.59% 11/16/2023(b)(d)(f)	3,090,236	3,132,449
TOTAL CORPORATE BANK DEBT (Cost $185,908,674)		$184,349,165

U.S. TREASURIES — 14.8%
Resolution Funding Corp. — 0.00% 10/15/2020(e)	$89,328,000	$86,786,324
U.S. Treasury Bills — 2.323% 7/2/2019	99,919,000	99,913,575
U.S. Treasury Bills — 2.256% 7/9/2019	286,646,000	286,516,665
U.S. Treasury Bills — 2.194% 7/16/2019	116,382,000	116,278,967
U.S. Treasury Bills — 2.085% 7/23/2019	108,045,000	107,907,815
U.S. Treasury Notes — 1.75% 4/30/2022	177,020,000	177,121,875
U.S. Treasury Notes — 1.875% 4/30/2022	175,105,000	175,761,101
TOTAL U.S. TREASURIES (Cost $1,049,253,601)		$1,050,286,322
TOTAL BONDS & DEBENTURES — 100.2% (Cost $7,130,520,507)		$7,100,814,912
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $7,131,154,053)		$7,101,735,637

SHORT-TERM INVESTMENTS — 0.1%
State Street Bank Repurchase Agreement — 0.50% 7/1/2019
(Dated 06/28/2019, repurchase price of $5,194,216, collateralized by $5,175,000 principal amount U.S. Treasury Notes — 2.375% 2022, fair value $5,301,560)	$5,194,000	$5,194,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,194,000)		$5,194,000
TOTAL INVESTMENTS — 100.3% (Cost $7,136,348,053)		$7,106,929,637
Other Assets and Liabilities, net — (0.3)%		(22,795,656)
NET ASSETS — 100.0% — NOTE 2		$7,084,133,981

(a)              Non-income producing security.

(b)              Variable/Floating Rate Security — The rate shown is based on the latest available information as of June 30, 2019. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)               Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)              Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).

(e)               Zero coupon bond. Coupon amount represents effective yield to maturity.

(f)                Restricted securities. These restricted securities constituted 2.60% of total net assets at June 30, 2019, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

(g)               These securities have been valued in good faith under policies adopted by authority of the Board of Trustee in accordance with the Fund’s fair value procedures. These securities constituted 0.59% of total net assets at June 30, 2019.

FPA NEW INCOME FUND

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

June 30, 2019

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 7.750 — 10.152% 9/29/2025	9/26/2017, 4/11/2018, 6/21/2018, 6/25/2018, 7/3/2018, 11/2/2018, 12/3/2018, 1/11/2019, 2/12/2019, 5/29/2019	$23,398,781	$23,079,472	0.32%
Boart Longyear Management Pty Ltd TL, 10.00% Cash or 11.00% PIK — 11.00% 10/23/2020	3/29/2018, 9/29/2019, 12/31/2018, 1/11/2019, 3/29/2019, 6/28/2019	4,815,412	4,858,961	0.07%
General Nutrition Centers, Inc., 1M LIBOR + 7.000% — 9.41% 12/31/2022	12/21/2018	19,406,000	19,583,953	0.28%
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 6.771% 6/23/2023	10/4/2017, 10/5/2017, 10/6/2017, 10/11/2017, 11/19/2018, 11/27/2018, 1/11/2019, 2/8/2019, 3/11/2019, 5/29/2019	31,074,180	28,784,770	0.41%
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 8.152% 12/22/2024	8/11/2017, 1/11/2019, 6/18/2019, 6/19/2019	14,053,827	14,112,964	0.20%
MB2LTL, 11/30/2023	12/2/2016, 1/31/2017
1M USD LIBOR + 9.250 — 11.580%		1,456,280	1,476,063	0.02%
3M USD LIBOR + 9.250 — 11.580%		5,286,929	5,358,749	0.08%
OTGTL, 3M USD LIBOR + 7.000% — 9.568% 8/23/2021	8/26/2016, 11/30/2017, 1/26/2018, 3/8/2018, 5/9/2018, 5/15/2018, 6/13/2018, 7/13/2018, 8/17/2018, 10/10/2018	25,330,334	25,494,747	0.36%
SDTL, 11/22/2021	8/26/2016, 12/22/2016, 11/30/2017, 1/26/2018, 3/8/2018, 5/9/2018, 5/15/2018, 7/13/2018, 8/17/2018
1M USD LIBOR + 4.500 — 6.902%		5,158,042	5,201,264	0.07%
3M USD LIBOR + 4.500 — 6.830%		5,937,267	5,987,018	0.08%
Transform SR Holdings LLC Term Loan B, 1M USD LIBOR + 7.250% — 9.654% 2/12/2024	2/11/2019, 2/19/2019	8,712,341	8,761,196	0.12%
Xplornet Communication, Inc., 3M USD LIBOR + 4.000% — 6.33% 9/9/2021	1/11/2019, 6/13/2019, 6/28/2019	25,013,118	25,169,039	0.36%
ZW1L, 3M USD LIBOR + 5.00% — 7.58% 11/16/2022	11/17/2016	13,208,567	13,348,520	0.19%
ZW2L, 3M USD LIBOR + 9.00% — 11.59% 11/16/2023	11/17/2016	3,057,596	3,132,449	0.04%
TOTAL RESTRICTED SECURITIES		$185,908,674	$184,349,165	2.60%

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Common Stock
Industrials	$920,725	—	—	$920,725
Commercial Mortgage-Backed Securities
Agency	—	$117,493,316	—	117,493,316
Agency Stripped	—	229,495,094	—	229,495,094
Non-Agency	—	232,596,447	$11,509,655	244,106,102
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	232,942,094	—	232,942,094
Agency Pool Adjustable Rate	—	747,326	—	747,326
Agency Pool Fixed Rate	—	980,564,876	—	980,564,876
Agency Stripped	—	875,185	—	875,185
Non-Agency Collateralized Mortgage Obligation	—	501,175,376	10,328,589	511,503,965
Asset-Backed Securities
Auto	—	984,643,171	—	984,643,171
Collateralized Loan Obligation	—	685,491,470	—	685,491,470
Credit Card	—	284,861,693	—	284,861,693
Equipment	—	1,015,149,225	23,818,983	1,038,968,208
Other	—	397,909,434	—	397,909,434
Corporate Bonds & Notes	—	114,514,106	42,063,385	156,577,491
Corporate Bank Debt	—	124,350,355	59,998,810	184,349,165
U.S. Treasuries	—	1,050,286,322	—	1,050,286,322
Short-Term Investment	—	5,194,000	—	5,194,000
	$920,725	$6,958,289,490	$147,719,422	$7,106,929,637

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2019:

Investments	Beginning Value at September 30, 2018	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at June 30, 2019	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at June 30, 2019
Commercial Mortgage-Backed Securities Non-Agency	—	$(103)	$11,509,758	—	—	$11,509,655	$(103)
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	$400,727	80,103	10,269,977	$(422,218)	—	10,328,589	3,234
Asset-Backed Securities Collateralized Loan Obligations	60,193,015	(404,958)	236,280	(34,370,000)	$(25,654,337)	—	—
Asset-Backed Securities Equipment	33,758,225	139,842	131,100	(10,210,184)	—	23,818,983	133,691
Other Asset-Backed Securities	43,059,404	(619,196)	272,475	(40,130,493)	(2,582,190)	—	—
Corporate Bonds & Notes	10,677,335	(3,777,805)	43,614,931	(8,451,076)	—	42,063,385	(2,615)
Corporate Bank Debt	63,585,396	(189,221)	13,773,261	(17,170,626)	—	59,998,810	(353,558)
	$211,674,102	$(4,771,338)	$79,807,782	$(110,754,597)	$(28,236,527)	$147,719,422	$(219,351)

* Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no transfers between Level 1 and 2. There were transfers of $28,236,527 out of Level 3 into Level 2 during the period ended June 30, 2019. The transfers are a result of change in pricing vendor commencing coverage and pricing of the securities during the period and a change in observable inputs.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of June 30, 2019:

Financial Assets	Fair Value at June 30, 2019	Valuation Technique(s)	Unobservable Inputs	Price/Range
Commercial Mortgage-Backed Securities Non-Agency	$11,509,655	Third-Party Broker Quote (a)	Quotes/Prices	$99.99

Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	$10,270,000	Third-Party Broker Quote (a)	Quotes/Prices	$100.00
	58,589	Pricing Model (b)	Prices	$50.32 - $55.89 $(52.21)
			Discount	0.00% - 5.06% (5.06%)

Asset-Backed Securities Equipment	$23,818,983	Third-Party Broker Quote (a)	Quotes/Prices	$98.38

Corporate Bonds & Notes	$42,063,385	Most Recent Capitlization (Funding)	Cost	$96.50

Corporate Bank Debt	$59,998,810	Pricing Vendor	Prices	$99.69 - $101.37

(a)  The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security

(b)  The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2019 (excluding short-term investments), was $7,131,157,496 for federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$69,566,011
Gross unrealized depreciation:	(98,987,870)
Net unrealized depreciation:	$(29,421,859)